Intangible Asset, Net	12 Months Ended
Jun. 30, 2023
Intangible Asset, Net [Abstract]
INTANGIBLE ASSET, NET
6.	INTANGIBLE ASSET, NET

As of June 30, 2023 and 2022, intangible assets, net consisted of the following:

	As of June 30,
	2023	2022
Copyright licenses	$1,963,676	$2,845,857
SaaS	137,906	149,296
	2,101,582	2,995,153
Less: accumulated amortization	(918,405)	(790,742)
Less: impairment for production copyright	(1,063,658)	-
	$119,519	$2,204,411

Copyright Licenses of Move it

Acquired intangible assets are recognized based on their cost to the Company, which generally includes the transaction costs of the asset acquisition. These assets are amortized over their useful lives if the assets are deemed to have a finite life and they are reviewed for impairment by testing for recoverability whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. The fair value of an intangible asset is the amount that would be determined if the entity used the assumptions that market participants would use if they were pricing the intangible asset. The useful life of the Company’s intangible assets is 10 years, which is determined by using the time period that an intangible is estimated to contribute directly or indirectly to the Company’s future cash flows.

Currently the MOVE IT project is losing money, the carrying value of the amortizable intangible asset could not be recoverable due to the poor financial performance, including declining customer numbers. The Company recognized a $1.1 million impairment loss for the production copyright.

SaaS Software

The SaaS software is used for the administration of hip-hop dance training institutions. The SaaS software was purchased from a related party, Shenzhen HipHopJust Information Technology Co., Ltd., in January 2022 for a total cash consideration of RMB1,000,000 (equivalent to $154,909).

For the fiscal years ended June 30, 2021, 2022, and 2023, amortization expense amounted to $215,003, $249,743, and $915,155, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of June 30, 2023:

2024	$13,791
2025	13,791
2026	13,791
2027	13,791
2028	13,791
Thereafter	50,564
Total	$119,519